Leases - Schedule of Total Right-of-Use Assets and Lease Liabilities (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating Lease Right-of-Use Assets [Member]
Schedule of Total Right-of-Use Assets and Lease Liabilities [Line Items]
Operating lease right-of-use assets, Balance at beginning of the period		$ 88,055	$ 88,055	$ 4,559
Finance lease right-of-use assets, Balance at beginning of the period		461,629	461,629	561,470
Operating lease liabilities, Balance at beginning of the period		88,055	88,055
Finance lease liabilities, Balance at beginning of the period		12,510	12,510
Operating lease right-of-use assets, Current year addition				165,929
Operating lease right-of-use assets, Less: Accumulated amortization		(45,414)	(86,587)	(82,048)
Operating lease right-of-use assets, Foreign exchange difference		(3,183)	(1,468)	(385)
Operating lease right-of-use assets, Balance at end of the period		39,458		88,055
Finance lease right-of-use assets, Current year addition
Finance lease right-of-use assets, Less: Accumulated amortization		(8,177)	(8,343)	(52,365)
Finance lease right-of-use assets, Less: Exercised purchase option		436,765	(445,589)
Finance lease right-of-use assets, Foreign exchange difference		(16,687)	(7,697)	(47,476)
Finance lease right-of-use assets, Balance at end of the period				461,629
Operating lease liabilities, Current year addition				165,929
Operating lease liabilities, Less: Principal payments under operating lease obligations		(43,195)
Operating lease liabilities, Impact of VAT		1,348
Operating lease liabilities, Foreign exchange difference		(3,183)	(1,468)	(385)
Operating lease liabilities, Balance at end of the period		43,025		88,055
Finance lease liabilities, Current year addition
Finance lease liabilities, Less: Principal payments under financing lease obligations		(12,700)
Finance lease liabilities, Interest expense on finance lease		121
Finance lease liabilities, Foreign exchange difference		(16,687)	(7,697)	(47,476)
Finance lease liabilities, Balance at end of the period				12,510
Operating Lease Liabilities [Member]
Schedule of Total Right-of-Use Assets and Lease Liabilities [Line Items]
Operating lease liabilities, Balance at beginning of the period		88,055	88,055
Finance lease liabilities, Balance at beginning of the period		$ 12,510	12,510	241,335
Operating lease right-of-use assets, Current year addition				165,929
Operating lease right-of-use assets, Foreign exchange difference			(1,468)
Finance lease right-of-use assets, Current year addition
Finance lease right-of-use assets, Foreign exchange difference			(209)	(20,406)
Operating lease liabilities, Current year addition				165,929
Operating lease liabilities, Less: Principal payments under operating lease obligations			(88,136)	(82,161)
Operating lease liabilities, Impact of VAT			1,549	4,287
Operating lease liabilities, Foreign exchange difference			(1,468)
Operating lease liabilities, Balance at end of the period				88,055
Finance lease liabilities, Current year addition
Finance lease liabilities, Less: Principal payments under financing lease obligations			(12,425)	(222,482)
Finance lease liabilities, Interest expense on finance lease			124	14,063
Finance lease liabilities, Foreign exchange difference			(209)	(20,406)
Finance lease liabilities, Balance at end of the period				$ 12,510